Derivative Financial Instruments	6 Months Ended
Jun. 26, 2011
Derivative Financial Instruments
Derivative Financial Instruments

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company utilizes various raw materials in its operations, including corn, soybean meal, soybean oil and energy, such as natural gas, electricity and diesel fuel, which are all considered commodities. The Company considers these raw materials generally available from a number of different sources and believes it can obtain them to meet its requirements. These commodities are subject to price fluctuations and related price risk due to factors beyond our control, such as economic and political conditions, supply and demand, weather, governmental regulation and other circumstances. Generally, the Company purchases derivative financial instruments, specifically exchange-traded futures and options, in an attempt to mitigate price risk related to its anticipated consumption of commodity inputs for periods of up to 12 months. The Company may purchase longer-term derivative financial instruments on particular commodities if deemed appropriate. The fair value of derivative assets is included in the line item Prepaid expenses and other current assets on the Consolidated Balance Sheets while the fair value of derivative liabilities is included in the line item Accrued expenses and other current liabilities on the same statements. Our counterparties require that we post cash collateral for changes in the net fair value of the derivative contracts.

We have not designated the derivative financial instruments that we have purchased to mitigate commodity purchase exposures as cash flow hedges. Therefore, we recognized changes in the fair value of these derivative financial instruments immediately in earnings. Gains or losses related to these derivative financial instruments are included in the line item Cost of sales in the Consolidated Statements of Operations. The Company recognized net losses of $5.7 million and net gains of $26.3 million, respectively, related to changes in the fair value of its derivative financial instruments during the thirteen and twenty-six weeks ended June 26, 2011. The Company recognized $2.4 million in net gains and $9.0 million in net losses, respectively, related to changes in the fair value of its derivative financial instruments during the thirteen and twenty-six weeks ended June 27, 2010.

Information regarding the Company's outstanding derivative instruments and cash collateral posted with brokers is included in the following table:

	June 26, 2011	December 26, 2010
	(Fair values in thousands)
Fair values:
Commodity derivative assets	9,368	$33,361
Commodity derivative liabilities	(32,422)	(16,387)
Cash collateral posted with brokers	39,110	4,528
Derivatives Coverage(a):
Corn	15.6%	13.8%
Soybean meal	2.7%	8.7%
Period through which stated percent of needs are covered:
Corn	July 2012	December 2011
Soybean meal	May 2012	December 2011
Written put options outstanding(b):
Fair value	$(17)	$7,890
Number of contracts:
Corn	80	6,775
Soybean meal	—	750
Expiration dates	December 2011	May 2011 through December 2011
Short positions on outstanding futures derivative instruments(b):
Fair value	$1,178	$8,497
Number of contracts:
Corn	352	2,805
Soybean meal	5	692

(a)	Derivatives coverage is the percent of anticipated corn and soybean meal needs covered by outstanding derivative instruments through a specified date.
(b)	A written put option is an option that the Company has sold that grants the holder the right, but not the obligation, to sell the underlying asset at a certain price for a specified period of time. When the Company takes a short position on a futures derivative instrument, it agrees to sell the underlying asset in the future at a price established on the contract date. The Company writes put options and takes short positions on futures derivative instruments to minimize the impact of feed ingredients price volatility on its operating results.

On December 28, 2009, the Company recognized in earnings a previously unrealized gain totaling $4.1 million on a derivative instrument designated as a cash flow hedge against the interest rate charged on an unsecured note payable that was effectively extinguished on December 28, 2009. This gain was included in the line item Reorganization items, net in the Consolidated Statement of Operations for the twenty-six weeks ended June 27, 2010.